Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (165)	$ (155)	$ (158)
Past service (cost)/income	(36)	4
Curtailment gains	2	1	5
Settlement gains	5	1
Net interest on net defined benefit liability	(79)	(79)	(90)
Non-investment expenses paid from the plans	(15)	(17)	(22)
Total defined benefit expense	(288)	(245)	(265)
Current employer service cost for defined contribution and industry-wide plans	(244)	(255)	(257)
Total expense recognised in the income statement	(532)	$ (500)	$ (522)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(156)
Past service (cost)/income	(34)
Curtailment gains	2
Settlement gains	5
Net interest on net defined benefit liability	(44)
Non-investment expenses paid from the plans	(15)
Total defined benefit expense	(242)
Current employer service cost for defined contribution and industry-wide plans	(242)
Total expense recognised in the income statement	(484)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(9)
Past service (cost)/income	(2)
Net interest on net defined benefit liability	(35)
Total defined benefit expense	(46)
Current employer service cost for defined contribution and industry-wide plans	(2)
Total expense recognised in the income statement	$ (48)